Consolidated balance sheets - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Current assets
Cash and cash equivalents	$ 109,558	$ 108,545
Restricted cash, current	4,000
Trade accounts receivable, net of allowance for doubtful accounts of $435 at March 31, 2017 and $79 at March 31, 2016	144,862	131,204
Unbilled revenue	14,454	16,081
Work-in-progress	2,805	1,595
Due from related parties (Note 13)	1,084	2,180
VAT and other taxes receivable	1,732	1,814
Advances issued	2,740	2,413
Other current assets	5,224	3,333
Total current assets	286,459	267,165
Non-current assets
Restricted cash, non-current	1,399
Deferred tax assets (Note 15)	3,423	3,174
Property and equipment, net (Note 4)	49,571	46,072
Intangible assets, net (Note 6 and 7)	120,430	43,780
Goodwill (Note 5)	76,918	30,285
Other non-current assets	9,007	4,066
Total non-current assets	260,748	127,377
Total assets	547,207	394,542
Current liabilities
Short-term borrowings (Note 8)	633	460
Accounts payable	24,402	8,266
Accrued liabilities (Note 12)	38,513	27,357
Deferred revenue	3,815	5,048
Due to related parties (Note 13)	460	518
Taxes payable	21,283	22,532
Payable under foreign currency forward contracts (Note 10)	295	2,476
Payables for acquisitions, current (Note 2 and 9)	17,221	5,595
Other current liabilities	2,025	1,503
Total current liabilities	108,647	73,755
Deferred tax liability, non-current (Note 15)	16,907	5,511
Payables for acquisitions, non-current (Note 2 and 9)	32,206	11,786
Other non-current liabilities	2,629	1,757
Total liabilities	160,389	92,809
Shareholders' equity
Share capital (80,000,000 shares authorized; 33,540,034 issued and outstanding with no par value as at March 31, 2017, and 80,000,000 shares authorized; 33,178,641 issued and outstanding with no par value as at March 31, 2016) (Note 14)
Additional paid-in capital	133,192	107,477
Common stock held in treasury, at cost (93,813 shares as of March 31, 2017; 35,579 shares as of March 31, 2016)	(6,028)	(2,665)
Retained earnings	263,508	200,870
Accumulated other comprehensive loss	(3,886)	(3,981)
Total shareholders' equity attributable to the Group	386,786	301,701
Non-controlling interest	32	32
Total equity	386,818	301,733
Total liabilities and equity	$ 547,207	$ 394,542